Other provisions, contingent liabilities and contingent assets3 (Details) - EUR (€) € in Millions	Dec. 31, 2029	Dec. 31, 2028	Dec. 31, 2027	Dec. 31, 2026	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
The group commitments to invest in infrastructure poject company capital [Line Items]
Capital commitments						€ 427	€ 850
Not later than one year [member]
The group commitments to invest in infrastructure poject company capital [Line Items]
Capital commitments					€ 310
Later than one year and not later than two years [member]
The group commitments to invest in infrastructure poject company capital [Line Items]
Capital commitments				€ 99
Later than two years and not later than three years [member]
The group commitments to invest in infrastructure poject company capital [Line Items]
Capital commitments			€ 18
Later than three years and not later than four years [member]
The group commitments to invest in infrastructure poject company capital [Line Items]
Capital commitments		€ 1
Later than four years and not later than five years [member]
The group commitments to invest in infrastructure poject company capital [Line Items]
Capital commitments	€ 0
Later than five years [member]
The group commitments to invest in infrastructure poject company capital [Line Items]
Capital commitments						0
Fully consolidated infrastructure projects companies [Member]
The group commitments to invest in infrastructure poject company capital [Line Items]
Capital commitments						52
Fully consolidated infrastructure projects companies [Member] | Not later than one year [member]
The group commitments to invest in infrastructure poject company capital [Line Items]
Capital commitments					23
Fully consolidated infrastructure projects companies [Member] | Later than one year and not later than two years [member]
The group commitments to invest in infrastructure poject company capital [Line Items]
Capital commitments				28
Fully consolidated infrastructure projects companies [Member] | Later than two years and not later than three years [member]
The group commitments to invest in infrastructure poject company capital [Line Items]
Capital commitments			0
Fully consolidated infrastructure projects companies [Member] | Later than three years and not later than four years [member]
The group commitments to invest in infrastructure poject company capital [Line Items]
Capital commitments		1
Fully consolidated infrastructure projects companies [Member] | Later than four years and not later than five years [member]
The group commitments to invest in infrastructure poject company capital [Line Items]
Capital commitments	0
Fully consolidated infrastructure projects companies [Member] | Later than five years [member]
The group commitments to invest in infrastructure poject company capital [Line Items]
Capital commitments						0
Equity accounted infrastructure projects companies [Member]
The group commitments to invest in infrastructure poject company capital [Line Items]
Capital commitments						376
Equity accounted infrastructure projects companies [Member] | Not later than one year [member]
The group commitments to invest in infrastructure poject company capital [Line Items]
Capital commitments					287
Equity accounted infrastructure projects companies [Member] | Later than one year and not later than two years [member]
The group commitments to invest in infrastructure poject company capital [Line Items]
Capital commitments				71
Equity accounted infrastructure projects companies [Member] | Later than two years and not later than three years [member]
The group commitments to invest in infrastructure poject company capital [Line Items]
Capital commitments			18
Equity accounted infrastructure projects companies [Member] | Later than three years and not later than four years [member]
The group commitments to invest in infrastructure poject company capital [Line Items]
Capital commitments		0
Equity accounted infrastructure projects companies [Member] | Later than four years and not later than five years [member]
The group commitments to invest in infrastructure poject company capital [Line Items]
Capital commitments	0
Equity accounted infrastructure projects companies [Member] | Later than five years [member]
The group commitments to invest in infrastructure poject company capital [Line Items]
Capital commitments						0
Toll roads division [Member] | Fully consolidated infrastructure projects companies [Member]
The group commitments to invest in infrastructure poject company capital [Line Items]
Capital commitments						5
Toll roads division [Member] | Fully consolidated infrastructure projects companies [Member] | Not later than one year [member]
The group commitments to invest in infrastructure poject company capital [Line Items]
Capital commitments					0
Toll roads division [Member] | Fully consolidated infrastructure projects companies [Member] | Later than one year and not later than two years [member]
The group commitments to invest in infrastructure poject company capital [Line Items]
Capital commitments				5
Toll roads division [Member] | Fully consolidated infrastructure projects companies [Member] | Later than two years and not later than three years [member]
The group commitments to invest in infrastructure poject company capital [Line Items]
Capital commitments			0
Toll roads division [Member] | Fully consolidated infrastructure projects companies [Member] | Later than three years and not later than four years [member]
The group commitments to invest in infrastructure poject company capital [Line Items]
Capital commitments		0
Toll roads division [Member] | Fully consolidated infrastructure projects companies [Member] | Later than four years and not later than five years [member]
The group commitments to invest in infrastructure poject company capital [Line Items]
Capital commitments	0
Toll roads division [Member] | Fully consolidated infrastructure projects companies [Member] | Later than five years [member]
The group commitments to invest in infrastructure poject company capital [Line Items]
Capital commitments						0
Toll roads division [Member] | Equity accounted infrastructure projects companies [Member]
The group commitments to invest in infrastructure poject company capital [Line Items]
Capital commitments						46
Toll roads division [Member] | Equity accounted infrastructure projects companies [Member] | Not later than one year [member]
The group commitments to invest in infrastructure poject company capital [Line Items]
Capital commitments					28
Toll roads division [Member] | Equity accounted infrastructure projects companies [Member] | Later than one year and not later than two years [member]
The group commitments to invest in infrastructure poject company capital [Line Items]
Capital commitments				0
Toll roads division [Member] | Equity accounted infrastructure projects companies [Member] | Later than two years and not later than three years [member]
The group commitments to invest in infrastructure poject company capital [Line Items]
Capital commitments			18
Toll roads division [Member] | Equity accounted infrastructure projects companies [Member] | Later than three years and not later than four years [member]
The group commitments to invest in infrastructure poject company capital [Line Items]
Capital commitments		0
Toll roads division [Member] | Equity accounted infrastructure projects companies [Member] | Later than four years and not later than five years [member]
The group commitments to invest in infrastructure poject company capital [Line Items]
Capital commitments	0
Toll roads division [Member] | Equity accounted infrastructure projects companies [Member] | Later than five years [member]
The group commitments to invest in infrastructure poject company capital [Line Items]
Capital commitments						0
Airports division [Member] | Equity accounted infrastructure projects companies [Member]
The group commitments to invest in infrastructure poject company capital [Line Items]
Capital commitments						329
Airports division [Member] | Equity accounted infrastructure projects companies [Member] | Not later than one year [member]
The group commitments to invest in infrastructure poject company capital [Line Items]
Capital commitments					258
Airports division [Member] | Equity accounted infrastructure projects companies [Member] | Later than one year and not later than two years [member]
The group commitments to invest in infrastructure poject company capital [Line Items]
Capital commitments				71
Airports division [Member] | Equity accounted infrastructure projects companies [Member] | Later than two years and not later than three years [member]
The group commitments to invest in infrastructure poject company capital [Line Items]
Capital commitments			0
Airports division [Member] | Equity accounted infrastructure projects companies [Member] | Later than three years and not later than four years [member]
The group commitments to invest in infrastructure poject company capital [Line Items]
Capital commitments		0
Airports division [Member] | Equity accounted infrastructure projects companies [Member] | Later than four years and not later than five years [member]
The group commitments to invest in infrastructure poject company capital [Line Items]
Capital commitments	0
Airports division [Member] | Equity accounted infrastructure projects companies [Member] | Later than five years [member]
The group commitments to invest in infrastructure poject company capital [Line Items]
Capital commitments						0
Energy and mobility infrastructures division [Member] | Fully consolidated infrastructure projects companies [Member]
The group commitments to invest in infrastructure poject company capital [Line Items]
Capital commitments						45
Energy and mobility infrastructures division [Member] | Fully consolidated infrastructure projects companies [Member] | Not later than one year [member]
The group commitments to invest in infrastructure poject company capital [Line Items]
Capital commitments					22
Energy and mobility infrastructures division [Member] | Fully consolidated infrastructure projects companies [Member] | Later than one year and not later than two years [member]
The group commitments to invest in infrastructure poject company capital [Line Items]
Capital commitments				23
Energy and mobility infrastructures division [Member] | Fully consolidated infrastructure projects companies [Member] | Later than two years and not later than three years [member]
The group commitments to invest in infrastructure poject company capital [Line Items]
Capital commitments			0
Energy and mobility infrastructures division [Member] | Fully consolidated infrastructure projects companies [Member] | Later than three years and not later than four years [member]
The group commitments to invest in infrastructure poject company capital [Line Items]
Capital commitments		1
Energy and mobility infrastructures division [Member] | Fully consolidated infrastructure projects companies [Member] | Later than four years and not later than five years [member]
The group commitments to invest in infrastructure poject company capital [Line Items]
Capital commitments	0
Energy and mobility infrastructures division [Member] | Fully consolidated infrastructure projects companies [Member] | Later than five years [member]
The group commitments to invest in infrastructure poject company capital [Line Items]
Capital commitments						0
Construction division [Member] | Fully consolidated infrastructure projects companies [Member]
The group commitments to invest in infrastructure poject company capital [Line Items]
Capital commitments						1
Construction division [Member] | Fully consolidated infrastructure projects companies [Member] | Not later than one year [member]
The group commitments to invest in infrastructure poject company capital [Line Items]
Capital commitments					1
Construction division [Member] | Fully consolidated infrastructure projects companies [Member] | Later than one year and not later than two years [member]
The group commitments to invest in infrastructure poject company capital [Line Items]
Capital commitments				0
Construction division [Member] | Fully consolidated infrastructure projects companies [Member] | Later than two years and not later than three years [member]
The group commitments to invest in infrastructure poject company capital [Line Items]
Capital commitments			0
Construction division [Member] | Fully consolidated infrastructure projects companies [Member] | Later than three years and not later than four years [member]
The group commitments to invest in infrastructure poject company capital [Line Items]
Capital commitments		0
Construction division [Member] | Fully consolidated infrastructure projects companies [Member] | Later than four years and not later than five years [member]
The group commitments to invest in infrastructure poject company capital [Line Items]
Capital commitments	0
Construction division [Member] | Fully consolidated infrastructure projects companies [Member] | Later than five years [member]
The group commitments to invest in infrastructure poject company capital [Line Items]
Capital commitments						0
Construction division [Member] | Equity accounted infrastructure projects companies [Member]
The group commitments to invest in infrastructure poject company capital [Line Items]
Capital commitments						1
Construction division [Member] | Equity accounted infrastructure projects companies [Member] | Not later than one year [member]
The group commitments to invest in infrastructure poject company capital [Line Items]
Capital commitments					€ 1
Construction division [Member] | Equity accounted infrastructure projects companies [Member] | Later than one year and not later than two years [member]
The group commitments to invest in infrastructure poject company capital [Line Items]
Capital commitments				€ 0
Construction division [Member] | Equity accounted infrastructure projects companies [Member] | Later than two years and not later than three years [member]
The group commitments to invest in infrastructure poject company capital [Line Items]
Capital commitments			€ 0
Construction division [Member] | Equity accounted infrastructure projects companies [Member] | Later than three years and not later than four years [member]
The group commitments to invest in infrastructure poject company capital [Line Items]
Capital commitments		€ 0
Construction division [Member] | Equity accounted infrastructure projects companies [Member] | Later than four years and not later than five years [member]
The group commitments to invest in infrastructure poject company capital [Line Items]
Capital commitments	€ 0
Construction division [Member] | Equity accounted infrastructure projects companies [Member] | Later than five years [member]
The group commitments to invest in infrastructure poject company capital [Line Items]
Capital commitments						€ 0